STATEMENTS OF NET LOSS AND COMPREHENSIVE LOSS		12 Months Ended
		Jan. 31, 2026 CAD ($) shares	Jan. 31, 2025 CAD ($) shares	Jan. 31, 2024 CAD ($) shares
OPERATING EXPENSES
Consulting fees		$ 4,000	$ 40,000	$ 0
Consulting fees – related party	[1]	0	0	900
Consulting fees - Option based payments	[2]	313,425	33,550	0
Depreciation	[3]	5,152	5,475	5,609
Directors fees		8,000	8,500	11,500
Directors fees - Option based payments	[2]	119,263	13,420	0
Filing and transfer agent fees		29,645	27,893	25,404
Foreign exchange (gain)loss		617	(675)	2,354
Investor relations – related party	[1]	132,000	132,000	132,000
Investor relations - Option based payments	[2]	157,063	142,834	42,090
Office and miscellaneous		6,533	7,530	15,922
Office lease & rental costs	[4]	82,613	87,172	83,204
Professional fees	[1]	46,629	73,376	61,911
Professional fees - Option based payments	[2]	0	33,580	0
Shareholder information and promotion		5,783	5,717	120,174
Telephone		4,208	4,158	4,209
Travel		6,906	22,209	21,036
Loss before other items		921,837	636,739	526,313
Other items
Finance income		(3,363)	(3,569)	(2,408)
Loss on disposal of equipment, vehicles and furniture		0	3	0
Nonoperating Income (Expense)		(3,363)	(3,566)	(2,408)
Net loss and comprehensive loss for the year		$ (918,474)	$ (633,173)	$ (523,905)
Weighted average number of common shares outstanding (basic and diluted) | shares		16,816,969	16,816,969	16,816,969

[1]	Note 10Note 10Note 10Note 10
[2]	Note 8 & 10Note 8 & 10Note 8 & 10Note 8 & 10
[3]	Note 6Note 6
[4]	Note 7Note 7Note 7Note 7